Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2014
ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of accounts receivable and allowance for doubtful accounts

	As of June 30,
	2013	2014
	RMB	RMB
Accounts receivable	14,938	18,449
Less: Allowance for doubtful accounts	(2,186)	(2,849)

Accounts receivable, net	12,752	15,600

Schedule of movement of allowance for doubtful accounts

	For the Year Ended June 30,
	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of the period	(3,320)	(1,966)	(2,186)
Additions: reversal / (charges) to bad debt expenses, net of recoveries	203	(875)	(974)
Less: write-offs of accounts receivable	1,151	655	311

Balance at end of the period	(1,966)	(2,186)	(2,849)